Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2008-1 MONTHLY SERVICER CERTIFICATE For the collection period ended 11-28-2009	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		12/17/2009
2	Payment Date		12/21/2009
3	Collection Period	11/1/2009	11/28/2009	28
4	Monthly Interest Period - Actual/360	11/20/2009	12/20/2009	31
5	Monthly Interest - 30/360			30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	245,000,000.00	—	—	—	—
7	Class A-2-A Notes	305,000,000.00	41,224,811.30	20,100,453.70	21,124,357.60	0.0692602
8	Class A-3-A Notes	255,000,000.00	255,000,000.00	—	255,000,000.00	1.0000000
9	Class A-4-B Notes	214,450,000.00	214,450,000.00	—	214,450,000.00	1.0000000

10	Total Securities	$1,019,450,000.00	$510,674,811.30	$20,100,453.70	$490,574,357.60

11	Overcollateralization	23,481,371.55	23,481,371.55		23,481,371.55

12	Adjusted Pool Balance	1,042,931,371.55	534,156,182.85	20,100,453.70	514,055,729.15

13	YSOC	$62,585,327.65	$27,968,128.31		$26,589,278.91

14	Net Pool Balance	$1,105,516,699.20	$562,124,311.16	$20,100,453.70	$540,645,008.06

		Principal & Interest		Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Payment Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	2.8400%	—	—	—	—
16	Class A-2-A Notes	3.7100%	127,453.37	3.0916667	20,227,907.07	490.6731271
17	Class A-3-A Notes	4.5000%	956,250.00	3.7500000	956,250.00	3.7500000
18	Class A-4-B Notes	1.9366%	357,615.39	1.6675933	357,615.39	1.6675933

	Total Securities		1,441,318.77		21,541,772.47

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	13,677,338.15
20	Scheduled Interest Payments Received	2,446,968.59
21	Prepayments of Principal Received	254,065.53
22	Liquidation Proceeds	5,792,349.15
23	Recoveries Received	698,818.06
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	22,869,539.48

26	Repurchased Receivables	—
27	Net Swap Receipt Class A-4 Notes	—
28	Swap Replacements Proceeds
29	Reserve Account Excess Amount (Item 93)	6,253.55

30	Total Available Funds, prior to Servicer Advances	22,875,793.03

31	Servicer Advance (Item 76)	—

32	Total Available Funds + Servicer Advance	22,875,793.03

33	Reserve Account Draw Amount (Item 79)	—

34	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	22,875,793.03

D.	DISTRIBUTIONS

	Distribution Summary:
35	Prior Advance Reimbursement (Item 82)	—
36	Servicing Fees (Item 46)	468,436.93
37	Net Swap Payment Class A-4 Notes	568,808.61
38	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)	—
39	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	1,441,318.77
40	Principal Distribution Amount (Item 80)	20,100,453.70
41	Amount Paid to Reserve Account to Reach Specified Balance	—
42	Subordinated Swap Termination Payments	—
43	Other Amounts Paid to Trustees	—
44	Certificateholders Principal Distribution Amount	—

45	Remaining Funds to Seller	296,775.03

	Distribution Detail:	Due	Shortfall	Paid

46	Servicing Fees	468,436.93	—	468,436.93

	Pro rata:
47	Class A-1 Interest	—	—	—
48	Class A-2 Interest	127,453.37	—	127,453.37
49	Class A-3 Interest	956,250.00	—	956,250.00
50	Class A-4 Interest	357,615.39	—	357,615.39
51	Class A-1 Interest Carryover Shortfall	—	—	—
52	Class A-2 Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	1,441,318.77	—	1,441,318.77

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			534,156,182.85
57	Beginning Net Pool Balance		562,124,311.16
58	Receipts of Scheduled Principal		(13,677,338.15)
59	Receipts of Prepaid Principal		(254,065.53)
60	Liquidation Proceeds		(5,792,349.15)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(1,755,550.27)

64	Ending Net Pool Balance		540,645,008.06
65	Yield Supplement Overcollateralization Amount		26,589,278.91

66	Adjusted Pool Balance		514,055,729.15
67	Less: Adjusted Pool Balance — End of Collection Period			514,055,729.15

68	Calculated Principal Distribution Amount			20,100,453.70

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 30)			22,875,793.03
70	Less: Prior Advance Reimbursement (Item 35)			—
71	Less: Servicing Fees Paid (Item 36)			468,436.93
72	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)			2,010,127.37
73	Less: Calculated Principal Distribution (Item 68)			20,100,453.70

74	Equals: Remaining Available Funds before Servicer Advance			296,775.03
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			296,775.03
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			20,100,453.70

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
85	Specified Reserve Account Balance (Amended 3-16-09)			55,214,656.86
86	Original Specified Reserve			5,214,656.86
87	Initial Reserve Account Balance			1,042,931.37

88	Beginning Reserve Account Balance			55,214,656.86
89	Plus: Net Investment Income for the Collection Period			6,253.55

90	Subtotal: Reserve Fund Available for Distribution			55,220,910.41
91	Plus: Deposit of Excess Available Funds (Item 41)			—
92	Plus: Deposit of Voluntary Capital Contribution			—
93	Less: Reserve Account Draw Amount (Item 79)			—

94	Subtotal Reserve Account Balance			55,220,910.41
95	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)			6,253.55

96	Equals: Ending Reserve Account Balance			55,214,656.86

97	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS

	Collateral Pool Balance Data:		Initial	Current

98	Net Pool Balance		1,105,516,699	540,645,008
99	Number of Current Contracts		69,699	41,519
100	Weighted Average Loan Rate		5.54%	5.78%
101	Average Remaining Term		55.0	39.5
102	Average Original Term		60.3	63.1
103	Monthly Prepayment Rate			0.87%

				Outstanding
	Net Credit Loss and Repossession Activity:		Units	Principal Balance
104	Aggregate Outstanding Principal Balance of Charged Off Receivables		91	1,755,550.27
105	Liquidation Proceeds on Related Vehicles			—
106	Recoveries Received on Receivables Previously Charged Off			698,818.06

107	Net Principal Losses for Current Collection Period		91	1,056,732.21

108	Beginning Net Principal Losses		1,332	16,576,315.14

109	Net Principal Losses for Current Collection Period		91	1,056,732.21

110	Cumulative Net Principal Losses		1,423	17,633,047.35

111	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,105,516,699.20)			1.60%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance

112	Current	97.77%	40,779	528,602,559.05
113	31 - 60 Days Delinquent	1.86%	620	10,030,483.13
114	61 - 90 Days Delinquent	0.37%	120	2,011,965.88

115	Total	100.00%	41,519	540,645,008.06

	Summary of Swap Payments and Receipts
	Receipts:
116	Net Swap Receipt Class A-4 Notes			—

117	Swap Replacements Proceeds			—

118	Total Receipts			—

	Payments:
119	Net Swap Payment Class A-4 Notes			568,808.61

120	Senior Swap Termination Payment			—
121	Subordinated Swap Termination Payments			—

122	Swap Termination Payment			—

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month